Subsequent Events - Sprott Royalty Agreement (Details) - USD ($) $ in Millions	May 29, 2020	Mar. 31, 2020
Subsequent Event [Line Items]
Smelter royalty agreement, amount		$ 30.0
Smelter royalty agreement, percent		1.50%
Sprott Agreements | Subsequent Event
Subsequent Event [Line Items]
Smelter royalty agreement, amount	$ 30.0
Smelter royalty agreement, percent	1.50%